COMMITMENTS AND CONTINGENCIES (Details Narrative) (USD $) In Thousands, unless otherwise specified	Apr. 02, 2013	Jan. 04, 2013	Dec. 31, 2012
Capital Commitment			$ 27,300
Percentage ownership acquired in joint venture	30.00%	50.00%
MSRs Pool 6
Percentage ownership acquired in joint venture			50.00%